Loans and Allowance for Credit Losses, Past Due Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	$ 971,900	$ 885,049
Residential Real Estate [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	319,504	297,036
Commercial Real Estate [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance		288,755
Commercial Real Estate [Member] | Owner-occupied [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	82,356	72,719
Commercial Real Estate [Member] | Nonowner-occupied [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	178,201	182,831
Commercial Real Estate [Member] | Construction [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	62,337	33,205
Commercial and Industrial [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	157,298	151,232
Consumer [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance		148,026
Consumer [Member] | Automobile [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	61,461	54,837
Consumer [Member] | Home Equity [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	35,893	27,791
Consumer [Member] | Other [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	74,850	65,398
Total Past Due [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	13,522	7,872
Total Past Due [Member] | Residential Real Estate [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	3,554	2,997
Total Past Due [Member] | Commercial Real Estate [Member] | Owner-occupied [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	3,355	1,035
Total Past Due [Member] | Commercial Real Estate [Member] | Nonowner-occupied [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	681	631
Total Past Due [Member] | Commercial Real Estate [Member] | Construction [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	0	102
Total Past Due [Member] | Commercial and Industrial [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	3,386	171
Total Past Due [Member] | Consumer [Member] | Automobile [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	1,109	1,141
Total Past Due [Member] | Consumer [Member] | Home Equity [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	510	355
Total Past Due [Member] | Consumer [Member] | Other [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	927	1,440
30 to 59 Days Past Due [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	11,097	4,466
30 to 59 Days Past Due [Member] | Residential Real Estate [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	2,705	1,799
30 to 59 Days Past Due [Member] | Commercial Real Estate [Member] | Owner-occupied [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	2,580	97
30 to 59 Days Past Due [Member] | Commercial Real Estate [Member] | Nonowner-occupied [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	681	626
30 to 59 Days Past Due [Member] | Commercial Real Estate [Member] | Construction [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	0	40
30 to 59 Days Past Due [Member] | Commercial and Industrial [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	3,338	21
30 to 59 Days Past Due [Member] | Consumer [Member] | Automobile [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	782	804
30 to 59 Days Past Due [Member] | Consumer [Member] | Home Equity [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	353	204
30 to 59 Days Past Due [Member] | Consumer [Member] | Other [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	658	875
60 to 89 Days Past Due [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	761	1,104
60 to 89 Days Past Due [Member] | Residential Real Estate [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	368	701
60 to 89 Days Past Due [Member] | Commercial Real Estate [Member] | Owner-occupied [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	0	0
60 to 89 Days Past Due [Member] | Commercial Real Estate [Member] | Nonowner-occupied [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	0	5
60 to 89 Days Past Due [Member] | Commercial Real Estate [Member] | Construction [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	0	45
60 to 89 Days Past Due [Member] | Commercial and Industrial [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	0	0
60 to 89 Days Past Due [Member] | Consumer [Member] | Automobile [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	210	240
60 to 89 Days Past Due [Member] | Consumer [Member] | Home Equity [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	62	0
60 to 89 Days Past Due [Member] | Consumer [Member] | Other [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	121	113
90 Days or More Past Due [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	1,664	2,302
90 Days or More Past Due [Member] | Residential Real Estate [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	481	497
90 Days or More Past Due [Member] | Commercial Real Estate [Member] | Owner-occupied [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	775	938
90 Days or More Past Due [Member] | Commercial Real Estate [Member] | Nonowner-occupied [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	0	0
90 Days or More Past Due [Member] | Commercial Real Estate [Member] | Construction [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	0	17
90 Days or More Past Due [Member] | Commercial and Industrial [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	48	150
90 Days or More Past Due [Member] | Consumer [Member] | Automobile [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	117	97
90 Days or More Past Due [Member] | Consumer [Member] | Home Equity [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	95	151
90 Days or More Past Due [Member] | Consumer [Member] | Other [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	148	452
Loans Not Past Due [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	958,378	877,177
Loans Not Past Due [Member] | Residential Real Estate [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	315,950	294,039
Loans Not Past Due [Member] | Commercial Real Estate [Member] | Owner-occupied [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	79,001	71,684
Loans Not Past Due [Member] | Commercial Real Estate [Member] | Nonowner-occupied [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	177,520	182,200
Loans Not Past Due [Member] | Commercial Real Estate [Member] | Construction [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	62,337	33,103
Loans Not Past Due [Member] | Commercial and Industrial [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	153,912	151,061
Loans Not Past Due [Member] | Consumer [Member] | Automobile [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	60,352	53,696
Loans Not Past Due [Member] | Consumer [Member] | Home Equity [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	35,383	27,436
Loans Not Past Due [Member] | Consumer [Member] | Other [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	$ 73,923	$ 63,958